Discontinued Operations (Net Gain On Divestment Of EDT Business) (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Segment, Discontinued Operations [Member] EDT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration					$ 500.0
Investment in Alkermes plc	(14.0)	(675.8)	(209.0)	(235.0)	528.6
Total consideration					1,028.6
Property, plant and equipment					(202.0)
Goodwill and other intangible assets					(53.0)
Working capital and other net assets					(84.5)
Transaction and other costs					(36.2)
Net gain on divestment of business					$ 652.9